Loss Per Common Share	12 Months Ended
Dec. 31, 2012
Loss Per Common Share [Abstract]
LOSS PER COMMON SHARE

22. LOSS PER COMMON SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price for the period.

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2012	2011	2010
Net loss	$(50,491)	$(67,505)	$(185,418)

Net loss available to common shareholders	$(50,191)	$(67,505)	$(185,418)

Average common shares outstanding	85,938,714	76,653,990	28,258,953
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	85,738,714	76,653,990	28,258,953

Loss per share – basic	$(0.59)	$(0.88)	$(6.56)
Loss per share – diluted	$(0.59)	$(0.88)	$(6.56)